Income Taxes	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Note 8. Income Taxes

Income tax expense (benefit) for the years ended December 31, 2014, 2015 and 2016 consisted of the following:

	2014	2015	2016
Current:
Federal	$-	$884,000	$(884,000)
State	-	800	800
Total	$-	$884,800	$(883,200)

The following table presents a reconciliation of the income tax at statutory tax rate and the Company’s income tax at effective tax rate for the years ended December 31, 2016, 2015 and 2014.

	2014	2015	2016
Tax expense (benefit) at statutory rate	$(15,000)	$987,000	$(1,158,300)
Prepayment from related parties	-	286,300	(286,300)
Net operating loss carryforwards (NOLs)	15,000	(345,000)	717,600
Amortization expense	-	(28,100)	(168,300)
Others	-	(15,400)	12,100
Tax at effective tax rate	$-	$884,800	$(883,200)

Deferred tax assets (liability) as of December 31, 2015 and 2016 consist of:

	2015	2016
Prepayment from related parties	$335,000	$-
Net operating loss carryforwards (NOLs)	59,000	519,000
Tax credit carryforwards	26,000	63,000
Excess of tax amortization over book amortization	(34,000)	(230,000)
Others	-	43,000
	386,000	395,000
Valuation allowance	(386,000)	(395,000)
Net	$-	$-

Management does not believe the deferred tax assets will be utilized in the near future; therefore, a full valuation allowance is provided. The net change in deferred tax assets valuation allowance was an increase of $15,000, $371,000 and $9,000 for the years ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2016, the Company had federal NOLs and State NOLs of approximately $843,000 and $1,836,000, respectively, available to reduce future federal and State taxable income, expiring in 2036. As of December 31, 2016, the Company has Japan NOLs of approximately $406,000 available to reduce future Japan taxable income, expiring in 2019.

As of December 31, 2016, the Company had approximately $37,000 of federal research and development tax credit, available to offset future federal income tax. The credit begins to expire in 2034 if not utilized. As of December 31, 2016 and 2015, the Company had approximately $39,000 of California state research and development tax credit available to offset future California state income tax. The credit can be carried forward indefinitely.

The Company’s ability to utilize its federal and state NOLs to offset future income taxes is subject to restrictions resulting from its prior change in ownership as defined by Internal Revenue Code Section 382. The Company does not expect to incur the limitation on NOLs utilization in future annual usage.